Intangible Assets - Land Use Rights, Net: Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Amortization
Remainder of FY 2014	$208,271
2015	833,084
2016	833,084
2017	833,084
2018	833,084
Thereafter	33,809,405
Total	$37,350,012

Amortization
2014	$4,409,149
2015	4,409,149
2016	4,409,149
2017	4,409,149
2018	4,409,149
Thereafter	6,093,474
Total	$28,139,219